Prospectus supplement dated November 29, 2021
to the following prospectus(es):
BOA IV, BOA America's VISION Annuity, JPMorgan Multi-Asset Choice, JPMorgan Multi-Asset Choice New York, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, BOA V, NEA Valuebuilder Select, NEA Valuebuilder, BOA FPVUL, BOA TNG (BOA Next Generation FPVUL), BOA ChoiceLife FPVUL, BOA CVUL Future, BAE Future Corporate FPVUL, Nationwide Innovator Corporate VUL, BOA The Next Generation II FPVUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, NLIC Options Plus, NLIC Options Premier, NLIC Options, Nationwide YourLife Protection VUL, Marathon Performance VUL, Nationwide YourLife Accumulation VUL, Nationwide YourLife Survivorship VUL, and Nationwide Marathon VUL Ultra prospectuses dated May 1, 2021
Next Generation Corporate Variable Universal Life and Future Executive VUL prospectuses dated May 1, 2019
BOA America's Income Annuity (IVA) prospectus dated May 1, 2014
BOA Choice Annuity and Key Choice prospectus dated May 1, 2013
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life, and BOA ChoiceLife Protection Survivorship Life prospectuses dated May 1, 2009
Nationwide Enterprise The Best of America Annuity (NEBA), BOA TruAccord Variable Annuity, NLAIC Market Street VIP/2, NLAIC Survivor Options Premier, NLAIC Options Premier, BOA MSPVL, BOA MSPVL II, BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, America's marketFLEX VUL, Nationwide Options Select - New York, NLIC Survivor Options Premier, NLIC Survivor Options Elite, BOA CVUL Future (Nationwide Life and Annuity Insurance Company), BOA CVUL (Old CVUL - COLI Nationwide Life and Annuity Insurance Company), INVESCO PCVUL and Nationwide Options Select prospectuses dated May 1, 2008
America's Vision Plus Annuity, America's Vision Annuity (Vision N.Y.) and BOA Exclusive prospectuses dated May 1, 2004
ElitePRO LTD and ElitePRO Classic prospectuses dated May 1, 2003
BOA SPVL, BOA Multiple Pay, BOA Last Survivor FPVUL, Multi-Flex FPVUL, BOA InvestCare, NLIC VIP Extra Credit, NLIC Market Street VIP/2, NLAIC VIP Extra Credit, and NLAIC Options VL prospectuses dated May 1, 2002
NLIC VIP Premier DCA and NLAIC VIP Premier DCA prospectuses dated November 1, 2001
NLAIC Options VIP prospectus dated May 1, 2001
Citibank, NLIC Survivor Options Plus and NLIC Special Product prospectuses dated May 1, 2000
NLAIC VIP prospectus dated May 2, 1994
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
1.	The prospectus offers the following underlying mutual fund as an investment option under the contract/policy.
PROS-0628

Effective on or about December 6, 2021 (the "Effective Date"), the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust – NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust – NVIT Allspring Discovery Fund: Class I
2.	On the Effective Date, the Sub-Advisor, Wells Capital Management, LLC will be renamed to Allspring Global Investments.
PROS-0628
2